Related party transactions - Other transactions with TELUS Corporation (Details) shares in Millions, $ in Millions					1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 03, 2021 shares	Dec. 29, 2020 USD ($) shares	Apr. 01, 2020 USD ($) shares	Jan. 29, 2020 USD ($) shares	Jan. 31, 2021 USD ($)	Apr. 30, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Related party transactions
Amounts due from affiliates, receivable period								30 days
Term of master service agreement					10 years
Shares issued (in shares) | shares	21.0
Shares issued								$ 3	$ 527	$ 656
Class C common shares | Managed It Services
Related party transactions
Shares issued for acquisition (in shares) | shares			3.5
Fair value of shares issued			$ 49
Multiple voting shares
Related party transactions
Share split ratio	4.5							4.5
TELUS Corporation (parent)
Related party transactions
Minimum annual spend amount					$ 200
Shares issued				$ 126
Portion of consideration paid (received) consisting of cash and cash equivalents							$ 1
Identifiable assets acquired (liabilities assumed)							2	$ 2
Increase (decrease) in goodwill							$ 9
TELUS Corporation (parent) | Common Share
Related party transactions
Shares issued (in shares) | shares			5.4
Shares issued						$ 75
TELUS Corporation (parent) | Class A common shares
Related party transactions
Shares issued (in shares) | shares		7.6		14.7
Shares issued		$ 150
TELUS Corporation (parent) | Class C common shares
Related party transactions
Shares issued (in shares) | shares				0.2
TELUS Corporation (parent) | Multiple voting shares
Related party transactions
Shares issued (in shares) | shares	153.0
Number of shares converted to subordinate voting shares (in shares) | shares	6.5